Expense Example	Aug. 29, 2025 USD ($)
Villere Balanced Fund | Villere Balanced Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,252
Villere Equity Fund | Villere Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	$ 1,601